General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses
Salaries and related expenses	$ 115,349	$ 105,354	$ 98,278
Office equipment and maintenance	11,625	12,019	16,643
Depreciation and amortization	22,540	19,171	10,925
Consulting and legal fees	4,090	4,714	6,039
Travel and vehicle expenses	1,674	3,562	5,294
Other	7,932	6,785	6,741
Total general and administrative expenses	$ 163,210	$ 151,605	$ 143,920	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.